SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - FAIR VALUE MEASUREMENTS - NARRATIVE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Available for sale fixed maturities classified as level 3, investment grade, percent	86.00%
Fair value of level 3 fixed maturity securities valued using broker quotes, percentage	50.00%
Fair value of level 3 fixed maturity securities valued using independent pricing services, percentage	2.00%
Other than temporary impairment attributable to level 3 investments	$ 14.3
Fixed maturities, available for sale, classified as level 3, percentage privately placed	9.00%
Available for sale fixed maturities classified as level 3, corporate securities, percent	35.00%